Pensions and Other Post-Retirement Benefits - Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2013	$ 66
2014	68
2015	72
2016	73
2017	77
2018-2022	412
The Netherlands [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2013	35
2014	36
2015	37
2016	37
2017	38
2018-2022	192
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2013	10
2014	10
2015	11
2016	11
2017	12
2018-2022	68
Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2013	21
2014	22
2015	24
2016	25
2017	27
2018-2022	$ 152